Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Cost
Remaining period	$ 101,361
Year one	344,807	$ 1,545,103
Year two	348,344	1,152,928
Year three	217,811	887,061
Year four	73,823	628,509
Year five		137,383
Thereafter	81,691	81,691
Total	1,167,837	4,432,675
Amount representing imputed interest	(104,021)	(410,555)
Total operating lease liability	1,063,816	4,022,120
Current portion of operating lease liability	(316,300)	(1,368,016)	$ (1,478,140)
Operating lease liability, non-current	$ 747,516	$ 2,654,104	$ 4,018,926